Stockholders' Equity and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2013
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stockholders' Equity and Accumulated Other Comprehensive Loss

Note 12

Stockholders’ Equity and Accumulated Other Comprehensive Loss

On November 1, 2013, Seaboard’s Board of Directors authorized an additional $75,000,000 for use in purchasing  Seaboard’s Common Stock pursuant to Seaboard’s share repurchase program initially approved in November 2009, and which previously had $100,000,000 of authority. As of December 31, 2013, $84,627,000 remained available for repurchases under this program.  Seaboard used cash to repurchase, 8,705, 12,937 and 5,282 shares of common stock at a total price of $23,578,000, $26,830,000 and $9,971,000 in 2013, 2012 and 2011, respectively. The share repurchase program is in effect through October 31, 2015.  Under this share repurchase program, Seaboard is authorized to repurchase its Common Stock from time to time in open market or privately negotiated purchases, which may be above or below the traded market price. During the period that the share repurchase program remains in effect, from time to time, Seaboard may enter into a 10b5-1 plan authorizing a third party to make such purchases on behalf of Seaboard.  The stock repurchase will be funded by cash on hand.  Shares repurchased will be retired and resume the status of authorized and unissued shares.  All stock repurchased will be made in compliance with applicable legal requirements and the timing of the repurchases and the number of shares repurchased at any given time will depend upon market conditions, compliance with Securities and Exchange Commission regulations and other factors.  The Board’s stock repurchase authorization does not obligate Seaboard to acquire a specific amount of common stock and the stock repurchase program may be suspended at any time at Seaboard’s discretion.

In December 2012, Seaboard declared and paid a dividend of $12.00 per share on the common stock.  The increased amount of the dividend (which has historically been $0.75 per share on a quarterly basis or $3.00 per share on an annual basis) represented a prepayment of the annual 2013, 2014, 2015 and 2016 dividends ($3.00 per share per year).  Seaboard does not currently intend to declare any further dividends for the years 2014-2016. Seaboard did not declare or pay a dividend in 2013 and 2011. In 2010, Seaboard declared and prepaid the 2012 and 2011 dividends of $3.00 per share per year.

In February 2013, the Financial Accounting Standards Board issued guidance clarifying disclosures related to amounts reclassified out of accumulated other comprehensive loss by component. Seaboard adopted this guidance on January 1, 2013 and applied this guidance prospectively. The adoption of this guidance required additional disclosures shown in the table below. The components of accumulated other comprehensive loss, net of related taxes, for 2011, 2012 and 2013 are as follows:

	Cumulative
	Foreign	Unrealized	Unrealized
	Currency	Gain (Loss)	Loss on	Unrecognized
	Translation	on	Cash Flow	Pension
(Thousands of dollars)	Adjustment	Investments	Hedges	Cost	Total
Balance December 31, 2011	$(93,669)	$(311)	$-	$(62,085)	$(156,065)
Balance December 31, 2012	$(109,457)	$2,232	$(113)	$(64,206)	$(171,544)
Other comprehensive income (loss) before reclassifications	(45,956)	(1,124)	-	32,938	(14,142)
Amounts reclassified from accumulated other comprehensive income (loss)	-	(627)(1)	-	4,516(2)	3,889
Net current-period other comprehensive income (loss)	(45,956)	(1,751)	-	37,454	(10,253)
Balance December 31, 2013	$(155,413)	$481	$(113)	$(26,752)	$(181,797)

(1) This represents realized gains on the sale of available-for-sale securities and was recorded in other investment income, net.

(2) This primarily represents the amortization of actuarial losses that were included in net periodic pension cost and was recorded in operating income.  See Note 10 for further discussion.

In 2012, a pension settlement loss of $1,796,000 and a pension curtailment loss of $1,134,000 were incurred.  This resulted in a combined $2,930,000 reclassified out of accumulated other comprehensive loss for unrecognized pension cost to net earnings in 2012. In 2013, Seaboard recognized a one-time retirement agreement termination gain of $1,310,000 net of tax, in unrecognized pension cost in other comprehensive income.  See Note 10 for further discussion.

The foreign currency translation adjustment primarily represents the effect of the Argentine peso currency exchange fluctuation on the net assets of the Sugar segment. At December 31, 2013, the Sugar segment had $151,769,000 in net assets denominated in Argentine pesos and $2,957,000 in net assets denominated in U.S. dollars in Argentina.  At December 31, 2012, the Sugar segment had $193,380,000 in net assets denominated in Argentine pesos and $5,843,000 in net assets denominated in U.S. dollars in Argentina. Based on the devaluation of the Argentina peso in January and February of 2014, management anticipates that the Argentine peso will continue to weaken against the U.S. dollar and thus it is anticipated that Seaboard will incur additional material foreign currency translation adjustment losses in other comprehensive loss in 2014.  Using the prevailing official exchange rate compared to the net assets denominated in Argentine pesos at February 22, 2014, Seaboard would recognize an additional $25,265,000 of other comprehensive loss, net of related taxes, during the first quarter of 2014.  Impacts of further fluctuations in the currency exchange rate will be recorded in future periods.

Income taxes for cumulative foreign currency translation adjustments were recorded using a 35% effective tax rate except for $41,380,000 and $3,412,000 in 2013 and 2012, respectively, related to certain subsidiaries for which no tax benefit was recorded.  Income taxes for all other components of accumulated other comprehensive loss were recorded using a 39% effective rate except for unrecognized pension cost of $8,663,000 and $21,129,000 in 2013 and 2012, respectively, related to employees at certain subsidiaries for which no tax benefit was recorded.